Subsequent Events (Details Narrative)	Jun. 21, 2021 CAD ($)	Jun. 16, 2021 CAD ($)	May 31, 2021 shares $ / shares	May 20, 2021 CAD ($) $ / shares shares	May 07, 2021 CAD ($) shares	May 06, 2021 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Stock option granted | shares			675,000
Exercise price of option granted | $ / shares			$ 3.49
Exercisable period			5 years
Vesting percentage			25.00%
Vesting description			25% on each of the dates that are 6, 12 and 18 months thereafter.
Non-adjusting Events After Reporting Period [Member] | Directors Officers and Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock option granted | shares			50,000
Exercise price of option granted | $ / shares			$ 4.10
Exercisable period			5 years
Vesting percentage			25.00%
Vesting description			25% on each of the dates that are 6, 12 and 18 months thereafter.
Non-adjusting Events After Reporting Period [Member] | Consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock option granted | shares			150,000
Exercise price of option granted | $ / shares			$ 3.49
Exercisable period			2 years
Vesting percentage			25.00%
Vesting description			25% on each of the dates that are 4, 8 and 12 months thereafter.
Non-adjusting Events After Reporting Period [Member] | Bought Deal Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				6,100,000
Share price per share | $ / shares				$ 4.10
Proceeds from issuance of shares				$ 25,010,000
Share issuance description				Pursuant to an underwriting agreement dated May 10, 2021, among the Company and the underwriters, the Company granted the underwriters an option, exercisable at the Offering Price for a period of 30 days following the closing of the public offering, to purchase up to an additional 15% of the number of Offered Shares sold under the public offering to cover over-allotments, if any.
Non-adjusting Events After Reporting Period [Member] | Bought Deal Offering [Member] | UEC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				1,000,000
Share issuance description				UEC purchased 1,000,000 Offered Shares, representing 16.39% of the number of Offered Shares, on the same terms as the public offering.
Non-adjusting Events After Reporting Period [Member] | Royalty Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Royalty acquisition					On May 7, 2021, pursuant to an amended and restated royalty purchase agreement dated effective February 10, 2021 (the "Royalty Purchase Agreement") with Reserve Minerals Inc. and Reserve Industries Corp. (collectively, the "Royalty Vendors"), the Company acquired: (i) a 1% gross overriding royalty on an approximate 9% share of uranium production derived from an approximate 30.195% ownership interest of Orano Canada Inc. ("Orano") on the McArthur River Project located in Saskatchewan, Canada; (ii) a 10% to 20% sliding scale net profits interest (an "NPI") royalty on a 3.75% share of overall uranium production, drawn from Orano's approximate 37.1% ownership interest in the Waterbury Lake / Cigar Lake Project (the "Waterbury Lake / Cigar Lake Project") located in Saskatchewan, Canada; and (iii) an option to purchase the 20% NPI on a 7.5% share of overall uranium production from the project lands that comprise the early exploration stage Dawn Lake Project, which are adjacent to portions of the Waterbury Lake / Cigar Lake Project. The royalty rate adjusts to 10% in the future upon production of 200 million pounds from the combined royalty lands of the Dawn Lake and Waterbury Lake / Cigar Lake Projects.
Consideration paid					$ 16,300,000
Consideration paid as cash					$ 12,100,000
Shares issued to acquire | shares					970,017
Non-adjusting Events After Reporting Period [Member] | United States of America, Dollars | Royalty Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid as cash					$ 10,000,000
Non-adjusting Events After Reporting Period [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issuance of base shelf prospectus, value		$ 130,000,000
Non-adjusting Events After Reporting Period [Member] | Margin Loan Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loan					6,300,000
Non-adjusting Events After Reporting Period [Member] | Margin Loan Facility [Member] | LIBOR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	5.50%
Standby fee	2.50%
Facility fee	1.25%
Non-adjusting Events After Reporting Period [Member] | Margin Loan Facility [Member] | United States of America, Dollars
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loan					$ 5,175,000
Non-adjusting Events After Reporting Period [Member] | Margin Loan Facility [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loan	$ 12,000,000
Unutilized portion of loan facility						$ 5,000,000
Credit facility description						The Facility is secured by a pledge of all the shares of Yellow Cake held by the Company. The Facility matures on the earlier of: (i) May 5, 2023; or (ii) the early payment date on which the outstanding loan amount is fully and finally paid and is subject to customary margin requirements, with margin calls being triggered in the event, among other things, that the loan-to-value ratio is at or above 50%. The Company may voluntarily repay the outstanding amount during the term of the Facility, provided that the outstanding balance of the loan shall not be less than the Unutilized Portion. The amounts that are voluntarily repaid may be reborrowed by the Company up to the maximum amount of the Facility. The bank has the option to set the early repayment date when the closing price of Yellow Cake share is equal to or less than GBP1.605.
Non-adjusting Events After Reporting Period [Member] | Margin Loan Facility [Member] | Maximum [Member] | United States of America, Dollars
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from loan	$ 10,000,000